FINANCIAL INSTRUMENTS (Schedule of Categories for financial assets and liabilities) (Details) - USD ($) $ in Thousands	Feb. 29, 2016	Feb. 28, 2015
FINANCIAL INSTRUMENTS
Assets held at fair value	$ 4,277	$ 23,692
Loans and receivables	19,110	49,614
Other financial liabilities	44,434	71,728
Liabilities held at fair value	$ 120	$ 1,239